Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Tax Expense (Benefit) On Income From Continuing Operations

years ended December 31
(add 000)	2011	2010	2009
Federal income taxes:
Current	$15,967	$10,539	$15,879
Deferred	4,080	14,779	5,150
Total federal income taxes	20,047	25,318	21,029
State income taxes:
Current	2,827	1,988	3,646
Deferred	(882)	3,429	1,079
Total state income taxes	1,945	5,417	4,725
Foreign income taxes:
Current	(1,006)	(260)	528
Deferred	--	443	(308)
Total foreign income taxes	(1,006)	183	220
Total taxes on income	$20,986	$30,918	$25,974

Summary Of Effective Income Tax Rate On Continuing Operations

years ended December 31	2011	2010	2009
Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(17.5)	(12.8)	(14.1)
State income taxes	1.3	2.7	2.8
Foreign taxes	3.4	0.6	0.2
Domestic production deduction	(1.6)	(1.6)	(0.8)
Medicare subsidy	0.2	1.8	(0.1)
Other items	0.1	(1.9)	0.5

Effective income tax rate	20.9%	23.8%	23.5%

Deferred Tax Assets And Liabilities

December 31	Deferred Assets (Liabilities)
(add 000)	2011	2010
Deferred tax assets related to:
Employee benefits	$37,903	$44,517
Inventories	60,462	59,612
Valuation and other reserves	14,882	8,636
Net operating loss carryforwards	10,835	6,970

Gross deferred tax assets	124,082	119,735
Valuation allowance on deferred tax assets	(9,402)	(7,119)

Total net deferred tax assets	114,680	112,616

Deferred tax liabilities related to:
Property, plant and equipment	(258,433)	(235,674)
Goodwill and other intangibles	(54,782)	(61,318)
Other items, net	(1,132)	(3,940)

Total deferred tax liabilities	(314,347)	(300,932)

Net deferred tax liability	$(199,667)	$(188,316)

Deferred Tax Assets And (Liabilities) Recognized

December 31
(add 000)	2011	2010
Current deferred income tax benefits	$80,674	$83,380
Noncurrent deferred income taxes	(222,064)	(228,698)

Net deferred income taxes	$(141,390)	$(145,318)

Unrecognized Tax Benefits

years ended December 31 (add 000)	2011	2010	2009
Unrecognized tax benefits at beginning of year	$11,011	$16,722	$15,482
Gross increases – tax positions in prior years	1,217	19,619	2,072
Gross decreases – tax positions in prior years	(1,510)	(3,258)	(1,694)
Gross increases – tax positions in current year	6,274	6,462	6,312
Gross decreases – tax positions in current year	(4,625)	(5,135)	(5,393)
Settlements with taxing authorities	(3,079)	(12,573)	(57)
Lapse of statute of limitations	--	(10,826)	--

Unrecognized tax benefits at end of year	$9,288	$11,011	$16,722